Annual Fund Operating Expenses - Affinity World Leaders Equity ETF	Feb. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Affinity World Leaders Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.38%)
Net Expenses (as a percentage of Assets)	0.67%	[1]

[1]	The Fund’s investment adviser, Regents Park Funds, LLC (the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least February 28, 2027 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. The Fund’s Adviser and Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”), have agreed that Affinity will reimburse all Fund expenses directly.